Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of other provisions [Line Items]
Litigation provisions	€ 90	€ 198
Provisions	214	320	[1]	€ 210
Fees payable upon purchase and surrender of unit-linked policies [member]
Disclosure of other provisions [Line Items]
Provisions	14	17
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	43	30
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 66	€ 76

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.